PROGRAM DESCRIPTION AND RELATED INFORMATION (Details) - EBP 002		12 Months Ended
	Jan. 01, 2026 USD ($)	Dec. 31, 2025 USD ($) age	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant contribution, aftertax, maximum annual compensation to total contribution, percentage		25.00%
Participant contribution, automatic contribution, enrollment waiting period		45 days
Participant contributions, default investment alternative, allocation percentage		100.00%
Participant contribution, default investment alternative, retirement age | age		65
Employer contribution, additional contribution, percentage		7.00%
Employer contribution, rule of 70, minimum duration		10 years
Employer stock fund, maximum investment, percentage		25.00%
Note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
Note receivable from participant, account, maximum borrowing, amount		$ 50,000
Note receivable from participant, account, borrowing term		5 years
Matching contribution, vesting service period		3 years
Additional annual contribution, vesting rate, percentage		20.00%
EBP, employer contribution, vesting percentage		100.00%
Employer contribution, maximum vesting age | age		65
Forfeited nonvested account, forfeiture period		1 year
Forfeited nonvested account, decrease from administrative expense		$ 500,000	$ 0
Forfeited nonvested account		$ 2,600,000	$ 9,400,000
Employer contribution, additional contribution, minimum percentage		100.00%
Forfeited nonvested account, reallocated to participant		$ 11,500,000
Forfeited nonvested account, restoration of lost earnings		$ 400,000
Termination of employment and payment of benefits, maximum annual installment period		15 years
Termination of employment and payment of benefits, maximum annual beneficiary installment period		5 years
Termination of employment and payment of benefits, involuntary cash out limit		$ 7,000
Record keeping fee, per participant, per year		$ 31.50
Subsequent Event
EBP, Description of Plan [Line Items]
Record keeping fee, per participant, per year	$ 25.00
Student Debt Repayment, 2025 Program
EBP, Description of Plan [Line Items]
Employer contribution, additional contribution, student debt repayment, percentage		6.00%
Student Debt Repayment, 2026 Program
EBP, Description of Plan [Line Items]
Employer contribution, additional contribution, student debt repayment, percentage		7.00%
Matching Tear One
EBP, Description of Plan [Line Items]
Matching contribution, vesting service period		1 year
Matching contribution, vesting service percentage, year one		33.00%
Matching Tear Two
EBP, Description of Plan [Line Items]
Matching contribution, vesting service period		2 years
Matching contribution, vesting service percentage, year one		67.00%
Matching Tear Three
EBP, Description of Plan [Line Items]
Matching contribution, vesting service period		3 years
Matching contribution, vesting service percentage, year one		100.00%
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, annual compensation to total compensation, percentage		2.00%
Participant contribution, automatic, deferral rate		6.00%
Participant contribution, automatic contribution increase, minimum percentage		1.00%
Participant contribution, annual benefit catch up contribution, percentage		1.00%
Employer contribution, additional contribution, percentage		3.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, annual compensation to total compensation, percentage		75.00%
Participant contribution, automatic, deferral rate		75.00%
Participant contribution, automatic contribution increase, minimum percentage		3.00%
Participant contribution, annual benefit catch up contribution, percentage		75.00%
Employer contribution, participant compensation matched, percentage		6.00%
Employer contribution, additional contribution, percentage		6.00%
Employer contribution, rule of 70, maximum age | age		70